PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2024
PROVISIONS
Schedule of provisions

							RECPAM,
		Additions					currency	Balances
	Balances as	Acquisitions		Financial			translation	as of
	of December 31,	through business	Capital	result			adjustments	December 31,
	2023	combinations	(i)	(ii)	Reclassifications	Payments	and others	2024
Current
Legal Claims and contingent liabilities	14,183	—	4,788	—	25,230	(36,581)	(2,883)	4,737
Total current provisions	14,183	—	4,788	—	25,230	(36,581)	(2,883)	4,737
Non- Current
Legal Claims and contingent liabilities	34,015	4,797	17,183	18,403	(25,230)	(4,074)	(17,276)	27,818
Asset retirement obligations	35,351	—	26,303	—	—	—	(25,013)	36,641
Total non-current provisions	69,366	4,797	43,486	18,403	(25,230)	(4,074)	(42,289)	64,459

Total provisions	83,549	4,797	48,274	18,403	—	(40,655)	(45,172)	69,196

		Additions				RECPAM,
						currency
	Balances as		Financial			translation	Balances
	of	Capital	result			adjustments and	as of
	December 31, 2022	(iii)	(ii)	Reclassifications	Payments	others	December 31, 2023
Current
Legal Claims and contingent liabilities	21,781	26,265	—	33,718	(69,103)	1,522	14,183
Total current provisions	21,781	26,265	—	33,718	(69,103)	1,522	14,183

Non- Current
Legal Claims and contingent liabilities	53,813	30,982	27,551	(33,718)	(11)	(44,602)	34,015
Asset retirement obligations	42,579	36,586	—	—	—	(43,814)	35,351
Total non-current provisions	96,392	67,568	27,551	(33,718)	(11)	(88,416)	69,366

Total provisions	118,173	93,833	27,551	—	(69,114)	(86,894)	83,549

(i)	$21,971 million charged to Other operating expenses and $26,303 million charged to Right of use assets.
(ii)	Charged to Other foreign currency exchange gains (losses) and Other interests, net.
(iii)	$57,247 million charged to Other operating expenses and $36,586 million charged to Right of use assets.